Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Prepaid And Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets
3. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	March 31, 2026	December 31, 2025
Research and development	$1,216	$286
Deferred offering costs	849	—
Insurance	31	138
Other	38	55

Total	$2,134	$479

As of March 31, 2026 and December 31, 2025, the Company recorded $0.8 million and zero, respectively, in deferred offering costs. The deferred offering costs as of March 31, 2026 related to the Company’s upcoming Form
S-1
filing.

3. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31,
	2025	2024	2023
Research and development	$286	$—	$15
Insurance	138	65	147
Other	55	77	32

Totals	$479	$142	$194